Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets.
Schedule of intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in
	An Group	internally	Acquired	Software	progress	Goodwill	License	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2018
Cost	690,910	—	—	3,175	—	—		—	694,085
Accumulated amortization	(326,313)	—	—	(694)	—	—		—	(327,007)
Net book amount	364,597	—	—	2,481	—	—		—	367,078

Year ended December 31, 2018
Opening net book amount	364,597	—	—	2,481	—	—		—	367,078
Acquisition of subsidiary	—	—	—	74,628	6,854	126,015	—	68,610	276,107
Additions	—	—	—	11,758	362,260	—	960	—	374,978
Transfer	—	44,033	—	—	(44,033)	—	—	—	—
Amortization	(230,271)	(7,212)	—	(12,835)	—	—	(24)	(9,746)	(260,088)
Closing net book amount	134,326	36,821	—	76,032	325,081	126,015	936	58,864	758,075

As at December 31, 2018
Cost	690,910	44,033	—	89,561	325,081	126,015	960	68,610	1,345,170
Accumulated amortization	(556,584)	(7,212)	—	(13,529)	—	—	(24)	(9,746)	(587,095)
Net book amount	134,326	36,821	—	76,032	325,081	126,015	936	58,864	758,075

Year ended December 31, 2019
Opening net book amount	134,326	36,821	—	76,032	325,081	126,015	936	58,864	758,075
Acquisition of subsidiary (Note 33)	—	—	57,355	190	1,293	163,146	103,928	9,201	335,113
Additions	—	—	—	22,623	191,595	—	—	2,452	216,670
Disposal, net	—	—	—	(423)	—	—	—	—	(423)
Transfer	—	360,540	—	—	(360,540)	—	—	—	—
Amortization	(134,326)	(120,451)	(12,719)	(33,423)	—	—	(7,465)	(24,086)	(332,470)
Exchange differences	—	(14)	—	(3)	—	—	—	—	(17)
Closing net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948

As at December 31, 2019
Cost	690,910	404,573	57,355	111,939	157,429	289,161	104,888	80,263	1,896,518
Accumulated amortization	(690,910)	(127,663)	(12,719)	(46,940)	—	—	(7,489)	(33,832)	(919,553)
Exchange differences	—	(14)	—	(3)	—	—	—	—	(17)
Net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948

Schedule of key assumption used for calculations of goodwill

	For the year ended December 31,
	2018	2019
	RMB'000	RMB'000

Revenue growth rate	8%-55%	8%-55%
Long term growth rate	3%	3%
Pre‑tax discount rate	20.91%	16.26%